Revenue from contracts with customers (Tables)	9 Months Ended
Sep. 30, 2023
Revenue from contracts with customers
Schedule of detailed information of revenue from contracts with customers

	Nine-month period ended September 30,
	2023	2022

	(Unaudited)
National sales
Mid-distillates (1)	24,553,761	28,031,166
Gasolines (1)	18,368,808	20,610,595
Natural gas (2)	3,322,731	3,016,677
Services	2,618,695	2,643,135
Electric power transmission services (3)	2,010,717	1,934,461
Plastic and rubber	930,979	1,216,431
Fuel gas Service	738,821	621,349
Asphalts	684,959	634,240
L.P.G. and propane	613,543	807,235
Roads and construction services (3)	260,781	255,736
Polyethylene	234,620	220,975
Aromatics	228,180	242,045
Crude oil	132,357	214,587
Other products	502,370	513,753
	55,201,322	60,962,385
Foreign sales
Crude oil (2)	36,879,139	43,946,601
Diesel	3,215,505	1,896,842
Fuel oil	3,047,606	3,628,416
Electric power transmission services (3)	4,373,784	3,750,829
Roads and construction services (3)	3,510,948	3,209,685
Plastic and rubber	1,096,741	1,621,076
L.P.G. and propane	206,540	242,581
Gasolines	193,394	157,685
Natural gas	75,044	189,665
Cash flow hedging (4)	(650,012)	(968,534)
Other products (5)	1,241,335	1,261,563
	53,190,024	58,936,409
	108,391,346	119,898,794
(1)	Includes the value corresponding to the application of Resolution 180522 of March 29, 2010, and other regulations that modify and add to it (Decree 1880 of 2014 and Decree 1068 of 2015), which establishes the procedure to recognize the subsidy for refiners and importers of regular motor gasoline and ACPM, and the methodology for calculating the net position (value generated between the parity price and the regulated price, which can be positive or negative). As of September 30, 2023, the value recognized for price differential corresponds to $17,699,168 (2022: $26,584,199).
(2)	As of September 30, 2023, the value recognized for extensive tests is as follows: natural gas for national sales $27,952 (2022: $34,197) and crude oil for foreign sales $74,792 (2022: $104,493).
(3)	Corresponds to the income derived from the energy transmission and road concession contracts of Interconexión Eléctrica S.A. E.S.P.
(4)	Includes the result of hedges for future exports (Note 29.3) for $(480,232) (2022: (576,875)) and operations with derivative financial instruments for $(169,780) (2022: (391,659)).
(5)	Includes income from telecommunications services and the sale of asphalt, and other products.